Document and Entity Information	Jan. 18, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 18, 2022
Entity Registrant Name	WELLS FARGO & COMPANY/MN
Entity Incorporation, State or Country Code	DE
Entity File Number	001-2979
Entity Tax Identification Number	41-0449260
Entity Address, Address Line One	420 Montgomery Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
Country Region	1
City Area Code	866
Local Phone Number	249-3302
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000072971
Amendment Flag	false
Common Stock, par value $1-2/3 [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $1-2/3
Trading Symbol	WFC
Security Exchange Name	NYSE
7.5% Non-Cumulative Perpetual Convertible Class A Preferred Stock, Series L [Member]
Entity Information [Line Items]
Title of 12(b) Security	7.5% Non-Cumulative Perpetual Convertible Class A Preferred Stock, Series L
Trading Symbol	WFC.PRL
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of 5.85% Fixed-to-Floating Rate Non-Cumulative Perpetual Class A Preferred Stock, Series Q [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of 5.85% Fixed-to-Floating Rate Non-Cumulative Perpetual Class A Preferred Stock
Trading Symbol	WFC.PRQ
Security Exchange Name	NYSE
Dep Shr, 1/1000th int. per shr of 6.625% Fix-to-Float Non-Cum. Perpetual Class A Pref. Stock, Ser. R [Member]
Entity Information [Line Items]
Title of 12(b) Security	Dep Shr, 1/1000th int. per shr of 6.625% Fix-to-Float Non-Cum. Perpetual Class A Pref. Stock, Ser. R
Trading Symbol	WFC.PRR
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Y [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Y
Trading Symbol	WFC.PRY
Security Exchange Name	NYSE
Non-Cumulative Perpetual Class A Preferred Stock, Series Z [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Z
Trading Symbol	WFC.PRZ
Security Exchange Name	NYSE
Non-Cumulative Perpetual Class A Preferred Stock, Series AA [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series AA
Trading Symbol	WFC.PRA
Security Exchange Name	NYSE
Non-Cumulative Perpetual Class A Preferred Stock, Series CC [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series CC
Trading Symbol	WFC.PRC
Security Exchange Name	NYSE
Non-Cumulative Perpetual Class A Preferred Stock, Series DD [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series DD
Trading Symbol	WFC.PRD
Security Exchange Name	NYSE
Guarantee of Medium-Term Notes, Series A, due October 30, 2028 of Wells Fargo Finance LLC [Member]
Entity Information [Line Items]
Title of 12(b) Security	Guarantee of Medium-Term Notes, Series A, due October 30, 2028 of Wells Fargo Finance LLC
Trading Symbol	WFC/28A
Security Exchange Name	NYSE